The Investment Company of America®
Investment portfolio
March 31, 2022
unaudited
Common stocks 93.62% Energy 5.98%	Shares	Value (000)
Baker Hughes Co., Class A1	55,156,569	$2,008,251
Canadian Natural Resources, Ltd.	23,724,413	1,469,029
Chevron Corp.	6,670,103	1,086,093
ConocoPhillips	4,913,051	491,305
Enviva, Inc.[2]	32,504	2,573
EOG Resources, Inc.	8,922,398	1,063,817
Halliburton Company	6,477,100	245,288
Pioneer Natural Resources Company	1,630,800	407,749
TC Energy Corp. (CAD denominated)[3]	6,616,299	373,167
		7,147,272
Materials 3.65%
BHP Group, Ltd. (CDI)[3,4]	10,444,942	400,460
Celanese Corp.	658,315	94,053
Ecolab Inc.[2]	537,000	94,813
Freeport-McMoRan, Inc.	13,693,600	681,120
International Flavors & Fragrances, Inc.	590,299	77,524
Linde PLC	5,434,437	1,735,922
LyondellBasell Industries NV	2,353,264	241,963
Rio Tinto PLC[4]	9,126,173	723,942
Sherwin-Williams Company	336,322	83,953
Vale SA, ordinary nominative shares (ADR)	11,733,689	234,556
		4,368,306
Industrials 11.11%
Airbus SE, non-registered shares[2,4]	1,148,783	138,857
Carrier Global Corp.	34,053,977	1,562,056
CoStar Group, Inc.[2]	1,508,774	100,499
CSX Corp.	14,516,680	543,650
Cummins, Inc.	448,940	92,082
General Dynamics Corp.	5,555,204	1,339,804
General Electric Co.	31,890,313	2,917,964
Honeywell International, Inc.	1,363,696	265,348
Illinois Tool Works, Inc.	2,470,042	517,227
L3Harris Technologies, Inc.	915,677	227,518
Lockheed Martin Corp.	537,705	237,343
Norfolk Southern Corp.	594,311	169,509
Northrop Grumman Corp.	1,576,590	705,083
Otis Worldwide Corp.	3,056,170	235,172
Raytheon Technologies Corp.	25,020,696	2,478,800
Rolls-Royce Holdings PLC[2,4]	191,849,279	252,243
Safran SA3,4	328,839	38,649
Stanley Black & Decker, Inc.	2,106,779	294,507
TFI International, Inc.[1]	5,183,056	552,047
United Airlines Holdings, Inc.[2]	415,359	19,256
United Parcel Service, Inc., Class B	222,277	47,670
The Investment Company of America — Page 1 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
United Rentals, Inc.[2]	996,885	$354,104
Waste Connections, Inc.	358,030	50,017
Waste Management, Inc.	983,633	155,906
		13,295,311
Consumer discretionary 8.99%
Amazon.com, Inc.[2]	1,691,705	5,514,874
Aptiv PLC[2]	3,463,391	414,602
Caesars Entertainment, Inc.[2]	2,227,000	172,281
D.R. Horton, Inc.	348,875	25,995
Darden Restaurants, Inc.	966,691	128,521
Dollar General Corp.	612,022	136,254
DoorDash, Inc., Class A2	1,163,800	136,386
General Motors Company[2]	13,082,570	572,232
Hilton Worldwide Holdings, Inc.[2]	1,120,072	169,960
Home Depot, Inc.	4,143,005	1,240,126
Kering SA4	213,596	134,928
Lear Corp.	274,963	39,207
Lowe’s Companies, Inc.	237,382	47,996
McDonald’s Corp.	1,242,549	307,257
NIKE, Inc., Class B	1,330,771	179,068
Royal Caribbean Cruises, Ltd.[2]	10,563,886	885,042
Starbucks Corp.	1,290,421	117,390
Tesla, Inc.[2]	210,125	226,431
TJX Companies, Inc.	633,130	38,355
VF Corp.	3,857,613	219,344
YUM! Brands, Inc.	453,764	53,785
		10,760,034
Consumer staples 6.36%
Altria Group, Inc.	7,414,233	387,394
Anheuser-Busch InBev SA/NV4	372,669	22,352
Archer Daniels Midland Company	531,400	47,964
British American Tobacco PLC[4]	51,618,848	2,159,031
Constellation Brands, Inc., Class A	130,191	29,986
Danone SA4	1,499,797	82,621
General Mills, Inc.	7,818,232	529,451
Keurig Dr Pepper, Inc.	12,239,514	463,877
Kraft Heinz Company	733,368	28,887
Mondelez International, Inc.	2,213,271	138,949
Nestlé SA4	1,493,199	193,848
PepsiCo, Inc.	3,580,313	599,273
Philip Morris International, Inc.	30,667,302	2,880,886
Procter & Gamble Company	289,030	44,164
		7,608,683
Health care 10.93%
Abbott Laboratories	22,776,325	2,695,806
AbbVie, Inc.	3,980,184	645,228
AmerisourceBergen Corp.	2,239,272	346,438
Amgen, Inc.	2,322,061	561,521
Anthem, Inc.	683,238	335,620
AstraZeneca PLC[4]	1,394,668	184,949
AstraZeneca PLC (ADR)	777,359	51,570
Bristol-Myers Squibb Company	857,989	62,659
The Investment Company of America — Page 2 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
CVS Health Corp.	1,215,353	$123,006
Daiichi Sankyo Company, Ltd.[4]	8,079,700	177,256
Danaher Corp.	1,309,172	384,019
DexCom, Inc.[2]	586,837	300,226
Edwards Lifesciences Corp.[2]	1,366,528	160,868
Eli Lilly and Company	580,442	166,221
Gilead Sciences, Inc.	3,933,513	233,847
GlaxoSmithKline PLC[4]	10,054,044	216,805
Humana, Inc.	617,178	268,577
Medtronic PLC	5,107,670	566,696
Novo Nordisk A/S, Class B4	1,946,155	215,530
Pfizer, Inc.	4,161,296	215,430
Regeneron Pharmaceuticals, Inc.[2]	78,105	54,550
Roche Holding AG, nonvoting non-registered shares[4]	581,183	229,844
Stryker Corp.	841,127	224,875
Teva Pharmaceutical Industries, Ltd. (ADR)[1,2]	71,716,329	673,416
Thermo Fisher Scientific, Inc.	1,949,964	1,151,746
UnitedHealth Group, Inc.	5,462,742	2,785,835
Zoetis, Inc., Class A	240,629	45,380
		13,077,918
Financials 8.73%
AIA Group, Ltd.[4]	40,309,800	422,021
American International Group, Inc.	18,088,820	1,135,435
Aon PLC, Class A	689,741	224,600
Arthur J. Gallagher & Co.	1,836,236	320,607
Bank of America Corp.	1,858,306	76,599
Berkshire Hathaway, Inc., Class B2	1,873,150	661,053
BlackRock, Inc.	418,030	319,446
Blackstone, Inc., nonvoting shares	1,131,885	143,681
Charles Schwab Corp.	2,024,922	170,721
Chubb, Ltd.	3,433,782	734,486
Citizens Financial Group, Inc.	975,961	44,240
CME Group, Inc., Class A	1,936,676	460,658
Discover Financial Services	1,956,453	215,582
Great-West Lifeco, Inc. (CAD denominated)[3]	8,500,000	250,482
JPMorgan Chase & Co.	10,740,886	1,464,198
KeyCorp	1,851,412	41,435
KKR & Co., Inc.	2,830,580	165,504
Marsh & McLennan Companies, Inc.	1,088,010	185,419
Morgan Stanley	14,702,627	1,285,010
MSCI, Inc.	136,999	68,894
PNC Financial Services Group, Inc.	5,679,226	1,047,533
S&P Global, Inc.	1,714,360	703,196
Signature Bank	218,394	64,096
Toronto-Dominion Bank (CAD denominated)	1,347,886	106,945
Truist Financial Corp.	2,329,362	132,075
		10,443,916
Information technology 21.01%
Accenture PLC, Class A	1,284,292	433,102
Adobe, Inc.[2]	1,165,599	531,070
Amphenol Corp., Class A	9,126,746	687,700
Analog Devices, Inc.	652,102	107,714
Apple, Inc.	17,746,089	3,098,645
The Investment Company of America — Page 3 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Applied Materials, Inc.	3,852,401	$507,746
ASML Holding NV4	1,341,313	894,655
ASML Holding NV (New York registered) (ADR)	43,754	29,225
Broadcom, Inc.	7,881,634	4,962,907
Ceridian HCM Holding, Inc.[2]	569,483	38,930
Cognizant Technology Solutions Corp., Class A	2,199,818	197,258
Datadog, Inc., Class A2	1,129,876	171,142
EPAM Systems, Inc.[2]	1,535,400	455,415
Fidelity National Information Services, Inc.	1,062,842	106,731
GoDaddy, Inc., Class A2	1,477,593	123,675
Intel Corp.	961,684	47,661
KLA Corp.	649,659	237,814
Lam Research Corp.	165,124	88,772
Mastercard, Inc., Class A	4,429,201	1,582,908
Micron Technology, Inc.	2,796,247	217,800
Microsoft Corp.	29,320,557	9,039,821
NetApp, Inc.	961,428	79,798
Paychex, Inc.	528,817	72,168
QUALCOMM, Inc.	1,075,417	164,345
ServiceNow, Inc.[2]	941,283	524,191
Snowflake, Inc., Class A2	225,042	51,564
SS&C Technologies Holdings, Inc.	1,320,029	99,029
Taiwan Semiconductor Manufacturing Company, Ltd.[4]	14,507,000	299,924
Texas Instruments, Inc.	589,205	108,107
Visa, Inc., Class A	762,218	169,037
		25,128,854
Communication services 11.61%
Alphabet, Inc., Class A2	843,444	2,345,913
Alphabet, Inc., Class C2	613,175	1,712,592
Charter Communications, Inc., Class A2	221,057	120,591
Comcast Corp., Class A	68,675,369	3,215,381
Electronic Arts, Inc.	303,081	38,343
Meta Platforms, Inc., Class A2	19,765,773	4,395,117
Netflix, Inc.[2]	5,513,087	2,065,147
		13,893,084
Utilities 3.45%
AES Corp.	12,743,121	327,880
CenterPoint Energy, Inc.	5,793,876	177,524
CMS Energy Corp.	2,186,268	152,908
Constellation Energy Corp.	2,729,985	153,562
Edison International	10,957,214	768,101
Entergy Corp.	2,705,189	315,831
Evergy, Inc.	1,389,829	94,981
Exelon Corp.	2,876,334	137,000
NextEra Energy, Inc.	6,227,381	527,521
PG&E Corp.[2]	91,361,505	1,090,856
Public Service Enterprise Group, Inc.	2,279,891	159,592
Sempra Energy	1,329,882	223,580
		4,129,336
The Investment Company of America — Page 4 of 9

unaudited
Common stocks (continued) Real estate 1.80%	Shares	Value (000)
Alexandria Real Estate Equities, Inc. REIT	369,000	$74,261
American Tower Corp. REIT	803,790	201,928
Crown Castle International Corp. REIT	4,607,503	850,545
Equinix, Inc. REIT	387,052	287,046
Prologis, Inc. REIT	876,131	141,478
SBA Communications Corp. REIT	1,295,505	445,783
VICI Properties, Inc. REIT	5,400,000	153,684
		2,154,725
Total common stocks (cost: $63,927,962,000)		112,007,439
Preferred securities 0.05% Financials 0.05%
Fannie Mae, Series O, 7.00% noncumulative preferred shares[2]	4,815,256	24,317
Fannie Mae, Series P, 4.50% noncumulative preferred shares[2]	565,000	1,345
Fannie Mae, Series R, 7.625% noncumulative preferred shares[2]	2,946,415	7,307
Fannie Mae, Series T, 8.25% noncumulative preferred shares[2]	9,922,867	26,643
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[2]	1,818,512	4,091
Total preferred securities (cost: $47,695,000)		63,703
Convertible stocks 0.48% Consumer discretionary 0.13%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,147,279	156,569
Health care 0.06%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	48,693	76,898
Information technology 0.17%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,650	201,517
Utilities 0.12%
AES Corp., convertible preferred units, 6.875% 2024	507,735	50,231
NextEra Energy, Inc., convertible preferred units, 4.872% 2022[3]	1,447,534	89,443
		139,674
Total convertible stocks (cost: $498,595,000)		574,658
Convertible bonds & notes 0.14% Consumer discretionary 0.14%	Principal amount (000)
Royal Caribbean Cruises, Ltd., convertible notes, 2.875% 2023	$8,524	10,348
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	114,728	150,443
Total convertible bonds & notes (cost: $126,553,000)		160,791
Short-term securities 6.20% Money market investments 5.84%	Shares
Capital Group Central Cash Fund 0.32%[1,5]	69,907,978	6,990,798
The Investment Company of America — Page 5 of 9

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.36%	Shares	Value (000)
Capital Group Central Cash Fund 0.32%[1,5,6]	1,171,394	$117,139
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.25%[5,6]	85,083,277	85,083
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.25%[5,6]	76,500,000	76,500
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.23%[5,6]	70,100,000	70,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.23%[5,6]	29,700,000	29,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%[5,6]	25,500,000	25,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.19%[5,6]	14,800,000	14,800
Fidelity Investments Money Market Government Portfolio, Class I 0.12%[5,6]	6,300,000	6,300
		425,122
Total short-term securities (cost: $7,415,834,000)		7,415,920
Total investment securities 100.49% (cost: $72,016,639,000)		120,222,511
Other assets less liabilities (0.49%)		(582,760)
Net assets 100.00%		$119,639,751
Investments in affiliates1

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2022 (000)	Dividend income (000)
Common stocks 2.70%
Energy 1.68%
Baker Hughes Co., Class A	$1,327,067	$—	$—	$—	$681,184	$2,008,251	$9,928
Industrials 0.46%
TFI International, Inc.	497,417	96,738	14,984	(2,126)	(24,998)	552,047	1,350
Health care 0.56%
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	400,638	186,739	—	—	86,039	673,416	—
Total common stocks						3,233,714
Short-term securities 5.94%
Money market investments 5.84%
Capital Group Central Cash Fund 0.32%[5]	3,663,521	7,532,578	4,204,815	(149)	(337)	6,990,798	2,278
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 0.32%[5,6]	43,821	73,318[7]				117,139	—[8]
Total short-term securities						7,107,937
Total 8.64%				$(2,275)	$741,888	$10,341,651	$13,556
[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $408,132,000, which represented .34% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,787,915,000, which represented 5.67% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[5]	Rate represents the seven-day yield at 3/31/2022.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Represents net activity.
[8]	Dividend income is included with securities lending income and is not shown in this table.
The Investment Company of America — Page 6 of 9

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Investment Company of America — Page 7 of 9

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$7,147,272	$—	$—	$7,147,272
Materials	3,243,904	1,124,402	—	4,368,306
Industrials	12,865,562	429,749	—	13,295,311
Consumer discretionary	10,625,106	134,928	—	10,760,034
Consumer staples	5,150,831	2,457,852	—	7,608,683
Health care	12,053,534	1,024,384	—	13,077,918
Financials	10,021,895	422,021	—	10,443,916
Information technology	23,934,275	1,194,579	—	25,128,854
Communication services	13,893,084	—	—	13,893,084
Utilities	4,129,336	—	—	4,129,336
Real estate	2,154,725	—	—	2,154,725
Preferred securities	63,703	—	—	63,703
Convertible stocks	574,658	—	—	574,658
Convertible bonds & notes	—	160,791	—	160,791
Short-term securities	7,415,920	—	—	7,415,920
Total	$113,273,805	$6,948,706	$—	$120,222,511
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
The Investment Company of America — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-004-0522O-S85349	The Investment Company of America — Page 9 of 9